Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [abstract]
Balance and changes in other reserves

Balance and changes in other reserves of the Company are as follows:

	Fair value of cash flow hedging instruments (i)	Fair value of financial instruments (ii)	Actuarial (loss) gain of post-employment benefits (iii)	Non-controlling shareholders interest change (iv)	Total
Balance as of December 31, 2018	(243,336)	(273)	(17,749)	197,369	(63,989)
Changes in fair value of financial instruments	(76,479)	478	-	-	(76,001)
IRPJ and CSLL on fair value	23,683	-	-	-	23,683
Actuarial loss of post-employment benefits	-	-	(41,794)	-	(41,794)
Income and social contribution taxes on actuarial losses	-	-	11,784	-	11,784
Balance as of December 31, 2019	(296,132)	205	(47,759)	197,369	(146,317)
Changes in fair value of financial instruments	(477,570)	64	-	-	(477,506)
IRPJ and CSLL on fair value	164,425	-	-	-	164,425
Actuarial loss of post-employment benefits	-	-	(7,725)	-	(7,725)
Income and social contribution taxes on actuarial losses	-	-	2,133	-	2,133
Balance as of December 31, 2020	(609,277)	269	(53,351)	197,369	(464,990)
Changes in fair value of financial instruments	12,036	(672)	-	-	11,364
IRPJ and CSLL on fair value	(4,060)	-	-	-	(4,060)
Actuarial gain of post-employment benefits of subsidiaries, net	-	-	49,550	-	49,550
IRPJ and CSLL on actuarial gains	-	-	(14,002)	-	(14,002)
Balance as of December 31, 2021	(601,301)	(403)	(17,803)	197,369	(422,138)

Balance and changes in cumulative translation adjustments

Balance and changes in cumulative translation adjustments of the Company are as follows:

	2021	2020	2019
Initial balance	231,596	102,427	65,857
Currency translation adjustment of foreign subsidiaries	97,113	202,277	46,330
Effect of foreign currency exchange rate variation on financial instruments	(36,461)	(110,770)	(14,788)
IRPJ and CSLL on foreign currency exchange rate variation on financial instruments	12,397	37,662	5,028
Final balance	304,645	231,596	102,427

Summary of Balances and Changes in Consolidated Dividends Payable

Balances and changes in dividends payable are as follows:

Balance as of December 31, 2019	16,094
Provisions	710,206
Payments	(284,767)
Balance as of December 31, 2020	442,133
Provisions	478,366
Prescribed dividends	(11,816)
Payments	(705,753)
Reclassification to liabilities of subsidiaries held for sale	(70)
Balance as of December 31, 2021	202,860

Dividends and Allocation of Net Income

The management proposal for the allocation of net income for 2021 and for distribution of dividends is as follow:

12/31/2021
Allocation of net income
Net income for the year attributable to shareholders of Ultrapar	850,463
Legal reserve (5% of the net income)	42,523
Adjusted net income (basis for dividends)	807,940
Minimum mandatory dividends for the year (50% of the adjusted net income)	403,970
Total of distribution	403,970
Interim dividends (R$ 0.20 per share of the Company)	(218,074)
Balance of proposed dividends (R$ 0.17 per share)	185,896
Allocation of dividends
Minimum mandatory dividends for the year (50% of the adjusted net income)	185,896
Balance of proposed dividends (R$ 0.17 per share)	185,896
Allocation of net income
Legal reserve (5% of the net income)	42,523
Minimum mandatory dividends for the year (50% of the adjusted net income)	403,970
Statutory reserve	403,970
Total distribution of net income for the year attributable to shareholders of Ultrapar	850,463